Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Retirement assets (note 13)	$27	$5	$4
Other	31	30	16
	$58	$35	$20